CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
CURRENT ASSETS HELD FOR SALE
Schedule of the changes in assets classified as held for sale

The changes in the balance for the years ended December 31, 2022 and 2021 are as follows:

Balance as of December 31, 2020	181,279
Transfer from property, plant and equipment (a)	9,028
Transfer from assets and liabilities (b)	(25,779)
Transfer to property, plant and equipment	-
Transfer to assets and liabilities	-
Sale (c)	(97,905)
Translation adjustment	(13,702)
Balance as of December 31, 2021	52,921

Balance as of December 31, 2021	52,921
Transfers from property, plant and equipment, other assets and liabilities	13,235
Impairment	(12,510)
Sale (c)	(55,034)
Translation adjustment	1,439
Balance as of December 31, 2022	51

a)	During the third quarter of 2021, the subsidiary Avon made its operations in India available for sale.
b)	In the first quarter of 2021, the subsidiary Avon identified new circumstances in the sale transaction of the Saudi Arabia operation, which in 2020 was classified as an available-for-sale asset, which resulted in the reclassification of this transaction from held for sale to property, plant and equipment. At the time of the reclassification, an actual depreciation was recorded, resulting in an immaterial impact on the consolidated financial statements.
c)	During the third and fourth quarters of 2021, the subsidiary Avon completed the sale of the operations located in Spain, India and Saudi Arabia, resulting in a gain of roughly R$14,600. During the fourth quarter of 2022, subsidiary Avon made the sale of operating assets in Poland.